Goodwill and Other Intangible Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense for intangible assets	219	191	315
Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life	2 years
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life	6 years